Derivative liabilities - Additional information (Details)										6 Months Ended
	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Feb. 29, 2024 CAD ($) shares	Feb. 28, 2023 CAD ($)	Feb. 29, 2024 $ / shares	Feb. 29, 2024 CAD ($)	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 31, 2023 CAD ($)	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Fair value measurement and hierarchy
Number of warrants to purchase voting common shares issued | shares	138,095	372,870	493,832	493,828	381,293	475,059	554,253	50,000	151,800	372,870
Warrants term	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years	3 years
Exercise price of warrants | (per share)	$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50			$ 4.05		$ (1.41)	$ 1.05	$ 1.43	$ 5.44		$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Agreed to reduce warrant issued | shares															2,771,135	2,771,135
Derivative financial liabilities | $													$ 1,105,128					$ 5,558,822
Share issue related cost | $										$ 149,472	$ 437,897